14. SEGMENT REPORTING (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Assets	$ 643,885	$ 553,119
Office Leasing Segment
Assets	77,675	78,658
Other Segments
Assets	$ 550,397	$ 474,461